Intangible assets, net - Amortization amount of intangible assets (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Intangible assets, net
2027	¥ 11,043,408	$ 1,627,597
2028	11,041,668	1,627,340
2029	11,041,510	1,627,317
2030	11,041,510	1,627,317
2031 and thereafter	63,104,978	9,300,524
Intangible assets, net	¥ 107,273,074	$ 15,810,095	¥ 24,043,180